Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements Of Operations [Abstract]
Net sales	$ 1,217,792	$ 1,240,887	$ 1,255,325
Cost of products sold	572,611	576,850	588,783
Gross profit	645,181	664,037	666,542
Selling and administrative expenses	449,801	461,227	451,303
(Gain) loss on disposal of fixed assets	(910)	269	(1,405)
Special charges	44,413	4,720	14,486
Operating income	151,877	197,821	202,158
Interest income	(97)	(158)	(233)
Interest expense	164,233	91,451	55,522
Loss on repurchase and redemption of debt		9,693
(Loss) income before income taxes	(12,259)	96,835	146,869
Provision for income taxes	2,625	40,668	56,209
Net (loss) income	$ (14,884)	$ 56,167	$ 90,660